INCOME TAXES - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax provision
Federal													$ 36	$ 0	$ 0
State													1	1	1
Total current tax provision													37	1	1
Deferred tax provision
Federal													(492)	43	(1,963)
State													(571)	107	(40)
Deferred Income Tax Expense (Benefit), Total										$ 2	$ 2	$ 4	(1,063)	151	(2,002)
Total deferred tax provision														150
Total deferred tax provision															(2,003)
Income tax expense (benefit)	$ 2	$ (1,030)	$ 2	$ 1	$ 1	$ 1	$ 146	$ 2	$ 2	$ 3	$ 2	$ 4	$ (1,026)	$ 151	$ (2,002)